PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Money Trust for the six-month period ended January 31, 1996. The Report begins with an investment review on the short-term government market from the Trust's portfolio manager. Following the investment review, you will find the Trust's portfolio of investments and its financial statements.

In Automated Government Money Trust, your ready cash is at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00.* At the end of the period, more than three-quarters of the Trust's assets were invested in repurchase agreements backed by Treasury obligations because of their yield advantage. The remainder of the portfolio was invested in direct U.S. Treasury obligations.

In addition, the Trust maintained its AAAm by Standard & Poor's Ratings Group ("Standard & Poor's") and Aaa rating by Moody's Investors Service, Inc. ("Moody's")--the highest ratings possible for a money market mutual fund.**

During the six-month reporting period, dividends paid to shareholders totaled $0.03 per share. At the end of the period, net assets stood at $2.4 billion.

Thank you for participating in the daily earning power of Automated Government Money Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

LOGO
Glen R. Johnson
President
March 15, 1996

 * Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the Trust is neither insured nor guaranteed by the U.S. government.

** This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in ratings. Money market funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Automated Government Money Trust, which is rated AAAm by Standard & Poor's and Aaa by Moody's, is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements. Recently, the Trust has been managed within a 40-50 day average maturity range.

The semi-annual reporting period brought continued signs of a moderation in the economy, as softening in the manufacturing, housing, and consumer sectors restrained growth. Gross Domestic Product came in at less than the 2-2 1/2% pace generally considered to be the potential, noninflationary rate of growth for the economy. The National Association of Purchasing Managers Index* registered readings of below 50 since last July were thought to be indicative of a contracting economy. Inflation remained quite friendly, with prices at the consumer level rising less than 3%. Against this backdrop, the Federal Reserve Board (the "Fed") eased monetary policy on two occasions by 25 basis points each--in late December and January--bringing the Fed funds target rate down from 5.75% to 5.25% by the end of the period. In July of 1995, the Fed had reversed course in monetary policy by lowering the Fed funds target rate from 6% to 5.75%, after seven consecutive tightenings throughout 1994 and early 1995.

The combination of a sluggish economy and benign inflation drove short-term interest rates downward over the period, as the market anticipated the easings by the Fed in an attempt to move monetary policy closer to a neutral stance. The yield on the three-month Treasury bill fell by over 50 basis points over the period, from 5.57% to close to 5%. Yields on the six-month and one-year Treasury bills declined even more, by 63 and 75 basis points, respectively. The front end of the yield curve ended the period inverted, with the one-year Treasury bill trading roughly 15 basis points below the three-month Treasury bill at the end of January. Aside from the underlying fundamental factors, movements in market rates were also influenced by the budget negotiations in Washington and the disruption to the Treasury auction schedule in October and November.

The Trust was targeted in a 40-50 day average maturity target range--a modestly bullish stance--throughout the period, as we expected to see additional easings from the Fed. However, with short-term interest rates very often anticipating a more aggressive forecast regarding future easing in monetary policy than was consistent with our own outlook, we felt that a yield advantage continued to exist for investments in repurchase agreements versus direct investments in short-term Treasury securities. The Trust reinforced its barbelled structure by combining this position in repurchase agreements with purchases in an area of the yield curve that offered relative value, securities with longer maturities of six to 12 months. This portfolio structure provided a competitive yield for the Trust.

With harsh winter weather likely to be a drag on the economy and inflation remaining under control, we would anticipate additional easings in monetary policy by the Fed in the future. Without a notable change in the underlying economic fundamentals, the Trust would look to reinforce its barbelled structure should market opportunities permit, and will attempt to continue to maximize performance through ongoing relative value analysis. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. government market.

* The National Association of Purchasing Managers Index is a diffusion index that measures the economic activity of the largest manufacturers in the United States.


AUTOMATED GOVERNMENT MONEY TRUST

PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                              VALUE
------------        ------------------------------------------------------------   --------------
SHORT-TERM U.S. TREASURY OBLIGATIONS--24.7%
--------------------------------------------------------------------------------
                (A) US TREASURY BILLS--16.5%
                    ------------------------------------------------------------
$405,000,000        4.85%-6.05%, 4/4/1996-11/14/1996                               $  395,828,426
                    ------------------------------------------------------------
                    US TREASURY NOTES--8.2%
                    ------------------------------------------------------------
 196,000,000        5.50%-9.375%, 4/15/1996-10/31/1996                                197,396,773
                    ------------------------------------------------------------   --------------
                    TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                        593,225,199
                    ------------------------------------------------------------   --------------
(B)REPURCHASE AGREEMENTS--75.7%
--------------------------------------------------------------------------------
  64,700,000        BT Securities Corporation, 5.93%, dated 1/31/1996, due
                    2/1/1996                                                           64,700,000
                    ------------------------------------------------------------
 150,000,000        BZW Securities, Inc., 5.92%, dated 1/31/1996, due 2/1/1996        150,000,000
                    ------------------------------------------------------------
 100,000,000        Bank of America NT & SA, 5.90%, dated 1/31/1996, due
                    2/1/1996                                                          100,000,000
                    ------------------------------------------------------------
 100,000,000        Bear, Stearns and Co., Inc., 5.85%, dated 1/31/1996, due
                    2/1/1996                                                          100,000,000
                    ------------------------------------------------------------
 100,000,000        Bear, Stearns and Co., Inc., 5.90%, dated 1/31/1996, due
                    2/1/1996                                                          100,000,000
                    ------------------------------------------------------------
 100,000,000        CIBC Wood Gundy Securities Corp., 5.90%, dated 1/31/1996,
                    due 2/1/1996                                                      100,000,000
                    ------------------------------------------------------------
 100,000,000        Chemical Securities, Inc., 5.90%, dated 1/31/1996, due
                    2/1/1996                                                          100,000,000
                    ------------------------------------------------------------
 115,000,000        Daiwa Securities America, Inc., 5.90%, dated 1/31/1996, due
                    2/1/1996                                                          115,000,000
                    ------------------------------------------------------------
 100,000,000        Dresdner Securities (USA), Inc., 5.90%, dated 1/31/1996, due
                    2/1/1996                                                          100,000,000
                    ------------------------------------------------------------
 100,000,000        First Chicago Capital Markets, Inc., 5.90%, dated 1/31/1996,
                    due 2/1/1996                                                      100,000,000
                    ------------------------------------------------------------
  55,000,000        Nikko Securities Co. International, Inc., 5.90%, dated
                    1/31/1996, due 2/1/1996                                            55,000,000
                    ------------------------------------------------------------
 120,000,000        Nomura Securities International, Inc., 5.90%, dated
                    1/31/1996, due 2/1/1996                                           120,000,000
                    ------------------------------------------------------------
 100,000,000        Sanwa Securities USA Co., L.P., 5.85%, dated 1/31/1996, due
                    2/1/1996                                                          100,000,000
                    ------------------------------------------------------------
  50,000,000        State Street Bank and Trust Co., 5.90%, dated 1/31/1996, due
                    2/1/1996                                                           50,000,000
                    ------------------------------------------------------------



AUTOMATED GOVERNMENT MONEY TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                              VALUE
------------        ------------------------------------------------------------   --------------
(B)REPURCHASE AGREEMENTS--CONTINUED
--------------------------------------------------------------------------------
$ 65,000,000        Swiss Bank Corp., New York, 5.90%, dated 1/31/1996, due
                    2/1/1996                                                       $   65,000,000
                    ------------------------------------------------------------
 120,000,000        Swiss Bank Corp., New York, 5.92%, dated 1/31/1996, due
                    2/1/1996                                                          120,000,000
                    ------------------------------------------------------------
 260,000,000        UBS Securities, Inc., 5.90%, dated 1/31/1996, due 2/1/1996        260,000,000
                    ------------------------------------------------------------
  21,000,000    (c) Lehman Brothers, Inc., 5.55%, dated 12/21/1995, due
                    2/20/1996                                                          21,000,000
                    ------------------------------------------------------------   --------------
                    TOTAL REPURCHASE AGREEMENTS                                     1,820,700,000
                    ------------------------------------------------------------   --------------
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                       $2,413,925,199
                    ------------------------------------------------------------   --------------


(a) Each issue shows the rate of discount at the time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,406,744,049) at January 31, 1996.

(See Notes which are an integral part of the Financial Statements)


AUTOMATED GOVERNMENT MONEY TRUST

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in repurchase agreements                             $1,820,700,000
--------------------------------------------------------------
Investments in securities                                           593,225,199
--------------------------------------------------------------   --------------
     Total investments in securities, at amortized cost and value                  $2,413,925,199
-------------------------------------------------------------------------------
Income receivable                                                                       4,217,857
-------------------------------------------------------------------------------
Receivable for shares sold                                                                  3,186
-------------------------------------------------------------------------------    --------------
     Total assets                                                                   2,418,146,242
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Income distribution payable                                          10,546,169
--------------------------------------------------------------
Payable to Bank                                                         261,903
--------------------------------------------------------------
Accrued expenses                                                        594,121
--------------------------------------------------------------   --------------
     Total liabilities                                                                 11,402,193
-------------------------------------------------------------------------------    --------------
NET ASSETS for 2,406,744,049 shares outstanding                                    $2,406,744,049
-------------------------------------------------------------------------------    --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
$2,406,744,049 / 2,406,744,049 shares outstanding                                           $1.00
-------------------------------------------------------------------------------    --------------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED GOVERNMENT MONEY TRUST

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $73,075,048
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                 $ 6,248,320
--------------------------------------------------------------------
Administrative personnel and services fee                                   945,579
--------------------------------------------------------------------
Custodian fees                                                              138,713
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     39,990
--------------------------------------------------------------------
Directors'/Trustees' fees                                                    17,664
--------------------------------------------------------------------
Auditing fees                                                                 6,992
--------------------------------------------------------------------
Legal fees                                                                   21,344
--------------------------------------------------------------------
Portfolio accounting fees                                                    63,733
--------------------------------------------------------------------
Shareholder services fee                                                  3,124,160
--------------------------------------------------------------------
Share registration costs                                                     28,520
--------------------------------------------------------------------
Printing and postage                                                          2,760
--------------------------------------------------------------------
Insurance premiums                                                           24,104
--------------------------------------------------------------------
Taxes                                                                         9,384
--------------------------------------------------------------------
Miscellaneous                                                                 9,936
--------------------------------------------------------------------    -----------
     Total expenses                                                      10,681,199
--------------------------------------------------------------------
WAIVERS--
--------------------------------------------------------------------
  Waiver of investment advisory fee                      $(3,408,153)
------------------------------------------------------
  Waiver of shareholder services fee                         (94,975)
------------------------------------------------------   -----------
     Total waivers                                                       (3,503,128)
--------------------------------------------------------------------    -----------
          Net expenses                                                                   7,178,071
-----------------------------------------------------------------------------------    -----------
               Net investment income                                                   $65,896,977
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED GOVERNMENT MONEY TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                          JANUARY 31, 1996        YEAR ENDED
                                                             (UNAUDITED)        JULY 31, 1995
                                                          -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------
OPERATIONS--
-------------------------------------------------------
Net investment income                                      $    65,896,977     $    126,451,232
-------------------------------------------------------   -----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------
Distributions from net investment income                       (65,896,977)        (126,451,232)
-------------------------------------------------------   -----------------    ----------------
SHARE TRANSACTIONS--
-------------------------------------------------------
Proceeds from sale of shares                                 7,818,473,840       15,028,371,070
-------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                               19,321,908           39,452,485
-------------------------------------------------------
Cost of shares redeemed                                     (7,879,924,349)     (15,259,334,772)
-------------------------------------------------------   -----------------    ----------------
     Change in net assets resulting from share
     transactions                                              (42,128,601)        (191,511,217)
-------------------------------------------------------   -----------------    ----------------
          Change in net assets                                 (42,128,601)        (191,511,217)
-------------------------------------------------------
NET ASSETS:
-------------------------------------------------------
Beginning of period                                          2,448,872,650        2,640,383,867
-------------------------------------------------------   -----------------    ----------------
End of period                                              $ 2,406,744,049     $  2,448,872,650
-------------------------------------------------------   -----------------    ----------------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED GOVERNMENT MONEY TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

           SIX MONTHS
             ENDED
           (UNAUDITED)
            JANUARY                                                  YEAR ENDED JULY 31,
               31,          -----------------------------------------------------------------------------------------------------
              1996          1995        1994        1993        1992        1991        1990        1989        1988        1987
           ----------       -----       -----       -----       -----       -----       -----       -----       -----       -----
NET ASSET
VALUE,
BEGINNING
OF PERIOD    $ 1.00         $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
---------
INCOME
FROM
INVESTMENT
OPERATIONS
---------
 Net
 investment
 income        0.03          0.05        0.03        0.03        0.04        0.07        0.08        0.08        0.06        0.06
---------     -----           ---         ---         ---         ---         ---         ---         ---         ---         ---
LESS
DISTRIBUTIONS
---------
 Distributions
 from net
 investment
 income       (0.03)        (0.05)      (0.03)      (0.03)      (0.04)      (0.07)      (0.08)      (0.08)      (0.06)      (0.06)
---------     -----           ---         ---         ---         ---         ---         ---         ---         ---         ---
NET ASSET
VALUE,
END OF
PERIOD       $ 1.00         $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
---------     -----           ---         ---         ---         ---         ---         ---         ---         ---         ---
TOTAL
RETURN
(A)            2.68%         5.10%       2.95%       2.79%       4.26%       6.77%       8.21%       8.58%       6.55%       5.73%
---------
RATIOS TO
AVERAGE
NET
ASSETS
---------
 Expenses      0.57%*        0.57%       0.57%       0.55%       0.57%       0.55%       0.55%       0.55%       0.55%       0.55%
---------
 Net
 investment
 income        5.26%*        4.97%       2.88%       2.75%       4.17%       6.55%       7.92%       8.30%       6.39%       5.59%
---------
 Expense/waiver
 reimbursement
 (b)           0.28%*        0.29%       0.06%       0.01%       0.01%       0.03%       0.03%       0.04%       0.03%       0.02%
---------
SUPPLEMENTAL
 DATA
---------
 Net
 assets,
 end of
 period
 (000
 omitted)  $2,406,744   $2,448,873  $2,640,384  $3,115,772  $3,177,695  $2,829,602  $2,596,695  $2,791,097  $2,388,700  $1,536,678
---------


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


AUTOMATED GOVERNMENT MONEY TRUST

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Automated Government Money Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 1996, capital paid-in aggregated $2,406,744,049.

Transactions in shares were as follows:

                                                           SIX MONTHS ENDED       YEAR ENDED
                                                           JANUARY 31, 1996      JULY 31, 1995
                                                           -----------------    ---------------
--------------------------------------------------------
Shares sold                                                   7,818,473,840      15,028,371,070
--------------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                         19,321,908          39,452,485
--------------------------------------------------------
Shares redeemed                                              (7,879,924,349)    (15,259,334,772)
--------------------------------------------------------   ----------------     ---------------
  Net change resulting from share transactions                  (42,128,601)       (191,511,217)
--------------------------------------------------------   -----------------    ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FAS is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of daily average net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Trust. The fee paid to Federated Shareholder Services Company is based on the size, type, and number of accounts and transactions made by shareholders.


PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                                 OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Glen R. Johnson
William J. Copeland                      President
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.                  Edward C. Gonzales
Peter E. Madden                          Executive Vice President
Gregor F. Meyer                          John W. McGonigle
John E. Murray, Jr.                      Executive Vice President and
Wesley W. Posvar                         Secretary
Marjorie P. Smuts                        Richard B. Fisher
                                         Vice President
                                         David M. Taylor
                                         Treasurer
                                         S. Elliott Cohan
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other